INVESTMENTS IN PRIVATE COMPANIES (Tables)	12 Months Ended
Mar. 31, 2022
Investments In Private Companies
Schedule of investments in private companies

(In thousands)	Intensity	Sentien	Total

Balance as of April 1, 2020	$7,409	$–	$7,409
Unrealized gain (loss) on investment	–	–	–
Balance as of March 31, 2021	7,409	–	7,409
Unrealized (loss) on investment	–	–	–
Balance as of March 31, 2022	$7,409	$–	$7,409